Income Tax (FY) (Details) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019
Income Tax [Abstract]
Deferred tax assets					$ 0
Deferred tax liabilities					0
Federal [Abstract]
Federal, Current					373,079
Federal, Deferred					0
State [Abstract]
State, Current					0
State, Deferred					0
Change in valuation allowance					0
Income tax provision	$ (39,204)	$ 214,953	$ 219,090	$ 43,460	373,079
Federal and State net operating loss carryovers					$ 0
Reconciliation of Federal Income Tax Rate [Abstract]
Statutory federal income tax rate					21.00%
State taxes, net of federal tax benefit					0.00%
Income tax provision					21.00%